Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents
Schedule of cash and cash equivalents

DKK thousand	2019	2018
DKK	732,405	343,585
USD	306,748	96,526
EUR	41,907	420,524
Total cash and cash equivalents	1,081,060	860,635